Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2014
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

Note 5. Earnings (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares, outstanding for the reporting periods. Diluted net income per share is computed using the weighted-average number of common shares and the potential dilutive common shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units ("RSUs") using the treasury stock method, as well as, shares held back from issuance and other certain obligations in connection with the MakerBot transaction.

The following table presents a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the three and six months ended June 30, 2014 and 2013:

(in thousands, except per share amounts)	Three months ended June 30,		Six months ended June 30,
Numerator:	2014	2013	2014	2013
Net income (loss) attributable to Stratasys Ltd.- for the computation of basic
and diluted net income (loss) per share	$(173)	$(2,800)	3,914	$(18,336)
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	49,373	38,781	49,323	38,637
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and
unvested RSUs	-	-	1,250	-
Held back issuable shares and other cetain obligations in connection with
MakerBot transaction	-	-	665	-
Denominator for diluted income (loss) per share	49,373	38,781	51,238	38,637

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.00)	$(0.07)	0.08	$(0.47)
Diluted	$(0.00)	$(0.07)	0.08	$(0.47)

      The computation of diluted net income (loss) per share excluded stock options, RSUs and shares held back to cover indemnity obligations in connection with the MakerBot transaction to purchase 2.78 million and 2.99 million shares for the three months ended June 30, 2014 and 2013, respectively, and 0.2 million and 2.99 million shares for the six months ended June 30, 2014 and 2013, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share.